Consolidated Statements of Opeations and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 32,044,575	$ 68,758,258	$ 203,106,017
Cost of revenues	(25,188,174)	(65,605,382)	(160,839,953)
Gross profit	6,856,401	3,152,876	42,266,064
Operating (expenses)/income
Selling, general & administrative (expenses)/income	(909,042)	12,667,684	(29,621,733)
Total operating expenses	(909,042)	12,667,684	(29,621,733)
Income from operations	5,947,359	15,820,560	12,644,331
Other income/(expenses)
Other income	50,438	37,071	727
Other expenses	(259,269)	(348,569)	(451,797)
Total other expenses	(208,831)	(311,498)	(451,070)
Income from continuing operation before provision of income taxes	5,738,528	15,509,062	12,193,261
Provision for income taxes expenses	(2,330,891)	(4,093,157)	(3,437,982)
Net income from continuing operation	3,407,637	11,415,905	8,755,279
Discontinued operation
(Loss)/income from discontinued operation, net of income tax	(288,542)	(18,855,185)	2,720,360
Gain (loss) /income from discontinued operation, net of income tax	(288,542)	(18,855,185)	2,720,360
Net income/(loss)	3,119,095	(7,439,280)	11,475,639
Comprehensive income/(loss)
Net income/(loss)	3,119,095	(7,439,280)	11,475,639
Other comprehensive income/(loss)
Foreign currency translation adjustment	(686,179)	(3,571,930)	(6,578,195)
Total comprehensive income/(loss)	$ 2,432,916	$ (11,011,210)	$ 4,897,444
Income/(loss) earnings per common share
Continuing operations - Basic and Diluted (in Dollars per share)	$ 0.14	$ 0.47	$ 0.36
Continuing operations - Diluted (in Dollars per share)	0.14	0.47	0.36
Discontinued operations - Basic and Diluted (in Dollars per share)	(0.01)	(0.78)	0.11
Discontinued operations - Diluted (in Dollars per share)	(0.01)	(0.78)	0.11
Net income(loss) per common share - Basic and Diluted (in Dollars per share)	0.13	(0.31)	0.47
Net income(loss) per common share - Diluted (in Dollars per share)	$ 0.13	$ (0.31)	$ 0.47
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares)	24,254,842	24,254,842	24,254,842
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	24,254,842	24,254,842